Offerings	Aug. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.850% Senior Notes due 2029
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.9995
Maximum Aggregate Offering Price	$ 499,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,015.48
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in Quanta Services, Inc.'s Registration Statement on Form S-3 (File No. 333-281209) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% Senior Notes due 2033
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99757
Maximum Aggregate Offering Price	$ 748,177,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,323.31
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in Quanta Services, Inc.'s Registration Statement on Form S-3 (File No. 333-281209) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.550% Senior Notes due 2036
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99696
Maximum Aggregate Offering Price	$ 747,720,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,260.13
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in Quanta Services, Inc.'s Registration Statement on Form S-3 (File No. 333-281209) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.